Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Investment Income [Line Items]
Investment income, before expense	$ 332,594	$ 337,496	$ 358,811
Investment expense	(9,769)	(12,379)	(12,616)
Net investment income	322,825	325,117	346,195
Fixed income securities
Net Investment Income [Line Items]
Investment income, before expense	276,035	289,571	305,849
Mortgage loans
Net Investment Income [Line Items]
Investment income, before expense	26,994	31,375	32,882
Equity securities
Net Investment Income [Line Items]
Investment income, before expense	3,975	4,870	3,589
Limited partnership interests
Net Investment Income [Line Items]
Investment income, before expense	22,824	8,862	13,316
Short-term
Net Investment Income [Line Items]
Investment income, before expense	250	210	355
Policy loans
Net Investment Income [Line Items]
Investment income, before expense	2,516	2,543	2,600
Other
Net Investment Income [Line Items]
Investment income, before expense		$ 65	$ 220